INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
Asset Deferred Tax:
December 31, 2021	$ 2,687,926
Effect on Income Statement	671,321
Effect on OCI	721,392
Tax Made	(295,004)
Foreign Exchange	191,960
Adjustments for consolidation purposes	(63,641)
December 31, 2022	3,913,954
Liability Deferred Tax:
December 31, 2021	(2,958,137)
Effect on Income Statement	(751,984)
Effect on OCI	5,019
Foreign Exchange	(78,255)
Adjustments for consolidation purposes	636
December 31, 2022	(3,782,721)
Net Deferred Tax
December 31, 2021	(270,211)
Effect on Income Statement	(80,663)
Effect on OCI	726,411
Tax Made	(295,004)
Foreign Exchange	113,705
Adjustments for consolidation purposes	(63,005)
December 31, 2022	131,233
Property and equipment
Asset Deferred Tax:
December 31, 2021	3,158
Effect on Income Statement	7,398
Foreign Exchange	515
December 31, 2022	11,071
Employee Benefits
Asset Deferred Tax:
December 31, 2021	283,283
Effect on Income Statement	(50,246)
Effect on OCI	(25,090)
Foreign Exchange	10,316
December 31, 2022	218,263
Deterioration assessment
Asset Deferred Tax:
December 31, 2021	614,606
Effect on Income Statement	(69,129)
Foreign Exchange	120,453
Adjustments for consolidation purposes	(63,641)
December 31, 2022	602,289
Investments evaluation
Asset Deferred Tax:
December 31, 2021	5,383
Effect on Income Statement	9,810
Effect on OCI	250
Foreign Exchange	(9,852)
December 31, 2022	5,591
Derivatives Valuation
Asset Deferred Tax:
Effect on Income Statement	8,457
December 31, 2022	8,457
Tax credits settlement
Asset Deferred Tax:
December 31, 2021	29,664
Effect on Income Statement	(11,478)
December 31, 2022	18,186
Financial Obligations
Asset Deferred Tax:
December 31, 2021	240,102
Effect on Income Statement	423,406
Foreign Exchange	(413)
December 31, 2022	663,095
Net investment coverage in operations abroad
Asset Deferred Tax:
December 31, 2021	1,009,944
Effect on Income Statement	68,902
Effect on OCI	746,232
Tax Made	(295,004)
December 31, 2022	1,530,074
Other deductions
Asset Deferred Tax:
December 31, 2021	91,782
Effect on Income Statement	(35,096)
Foreign Exchange	35,569
December 31, 2022	410,477
Implementation adjustment
Asset Deferred Tax:
December 31, 2021	410,004
Effect on Income Statement	319,297
Foreign Exchange	35,372
December 31, 2022	446,451
Property and equipment
Liability Deferred Tax:
December 31, 2021	(317,590)
Effect on Income Statement	13,718
Effect on OCI	(71)
Foreign Exchange	(6,619)
Adjustments for consolidation purposes	(283)
December 31, 2022	(310,845)
Net Deferred Tax
Adjustments for consolidation purposes	(283)
Deterioration assessment
Liability Deferred Tax:
December 31, 2021	(14,651)
Effect on Income Statement	(547,038)
Foreign Exchange	(12,266)
Adjustments for consolidation purposes	24,520
December 31, 2022	(549,435)
Participatory titles evaluation
Liability Deferred Tax:
December 31, 2021	(39,304)
Effect on Income Statement	(110,471)
Effect on OCI	6,311
Foreign Exchange	12,971
Adjustments for consolidation purposes	(23,601)
December 31, 2022	(154,094)
Derivatives evaluation
Liability Deferred Tax:
December 31, 2021	(154,463)
Effect on Income Statement	133,997
December 31, 2022	(20,466)
Lease restatement
Liability Deferred Tax:
December 31, 2021	(250,862)
Effect on Income Statement	(8,092)
December 31, 2022	(258,954)
Investments in associates Adjustment for equity method
Liability Deferred Tax:
December 31, 2021	(172,736)
Effect on Income Statement	(55,102)
Effect on OCI	(1,221)
Foreign Exchange	(12,689)
December 31, 2022	(241,748)
Financial Obligations
Liability Deferred Tax:
Effect on Income Statement	(1,248)
December 31, 2022	(1,248)
Goodwill
Liability Deferred Tax:
December 31, 2021	(1,569,995)
Effect on Income Statement	(5,949)
Foreign Exchange	(575)
December 31, 2022	(1,576,519)
Properties received in payment
Liability Deferred Tax:
December 31, 2021	(165,554)
Effect on Income Statement	5,963
Foreign Exchange	(3,090)
December 31, 2022	(162,681)
Other deductions
Liability Deferred Tax:
December 31, 2021	(263,241)
Effect on Income Statement	11,739
Foreign Exchange	(2,023)
December 31, 2022	(25)
Implementation adjustment
Liability Deferred Tax:
December 31, 2021	(9,741)
Effect on Income Statement	(189,501)
Foreign Exchange	(53,964)
December 31, 2022	$ (506,706)